Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.4%
Security	Principal Amount (000's omitted)	Value
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(2)	$49,153	$ 46,401,334
Total Asset-Backed Securities (identified cost $48,440,296)		$ 46,401,334

Collateralized Mortgage Obligations — 2.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(3)
Series 2770, Class SH, 5.101%, (7.10% - 1 mo. USD LIBOR), 3/15/34(4)	$790	$ 133,358
Series 4791, Class JI, 4.00%, 5/15/48	8,441	1,518,141
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class B1, 8.259%, (1 mo. USD LIBOR + 6.00%), 8/25/50(1)(5)	7,326	7,803,249
Series 2020-HQA4, Class B1, 7.509%, (1 mo. USD LIBOR + 5.25%), 9/25/50(1)(5)	3,561	3,614,247
Series 2022-HQA1, Class B1, 8.514%, (30-day average SOFR + 7.00%), 3/25/42(1)(5)	6,303	6,216,093
Series 2022-HQA1, Class M1B, 5.014%, (30-day average SOFR + 3.50%), 3/25/42(1)(5)	2,521	2,510,440
Series 2022-HQA1, Class M2, 6.764%, (30-day average SOFR + 5.25%), 3/25/42(1)(5)	5,043	4,920,393
Federal National Mortgage Association:
Interest Only:(3)
Series 424, Class C8, 3.50%, 2/25/48	10,793	1,710,359
Series 2010-109, Class PS, 4.341%, (6.60% - 1 mo. USD LIBOR), 10/25/40(4)	1,691	205,631
Series 2018-21, Class IO, 3.00%, 4/25/48	9,262	1,594,981
Series 2018-58, Class BI, 4.00%, 8/25/48	1,521	279,923
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2021-R02, Class 2B1, 4.814%, (30-day average SOFR + 3.30%), 11/25/41(1)(5)	9,233	8,449,462
Series 2022-R02, Class 2B2, 9.164%, (30-day average SOFR + 7.65%), 1/25/42(1)(5)	4,412	3,981,664
Total Collateralized Mortgage Obligations (identified cost $67,394,217)		$ 42,937,941

Common Stocks — 5.3%
Security	Shares	Value
Argentina — 0.6%
Banco Macro S.A. ADR(6)	123,900	$ 1,605,744
Security	Shares	Value
Argentina (continued)
Grupo Financiero Galicia S.A. ADR	183,900	$ 1,434,420
IRSA Inversiones y Representaciones S.A. ADR(6)	133,500	552,690
Loma Negra Cia Industrial Argentina S.A. ADR	281,200	1,659,080
Pampa Energia S.A. ADR(6)	121,000	2,897,950
Telecom Argentina S.A. ADR(6)	335,800	1,494,310
Transportadora de Gas del Sur S.A. ADR(6)	225,961	1,351,247
		$ 10,995,441
Bulgaria — 0.6%
Eurohold Bulgaria AD(6)	11,361,600	$ 11,860,709
		$ 11,860,709
Cyprus — 0.4%
Bank of Cyprus Holdings PLC(6)	8,424,416	$ 8,738,277
		$ 8,738,277
Egypt — 0.1%
Taaleem Management Services Co. SAE(6)	9,265,486	$ 1,519,669
		$ 1,519,669
Greece — 1.0%
Alpha Services and Holdings S.A.(6)	1,307,900	$ 1,162,506
Eurobank Ergasias Services and Holdings S.A.(6)	2,207,700	2,033,672
Hellenic Telecommunications Organization S.A.	227,300	3,913,640
JUMBO S.A.	145,300	2,252,845
Motor Oil (Hellas) Corinth Refineries S.A.	78,100	1,353,732
Mytilineos S.A.	102,500	1,585,339
National Bank of Greece S.A.(6)	460,300	1,442,029
OPAP S.A.	161,100	2,231,930
Piraeus Financial Holdings S.A.(6)	1,909,800	1,740,402
Public Power Corp. S.A.(6)	132,900	788,375
Titan Cement International S.A.	6,605	75,846
		$ 18,580,316
Iceland — 0.5%
Arion Banki HF(1)	1,970,378	$ 2,569,298
Eik Fasteignafelag HF	6,056,328	692,683
Eimskipafelag Islands HF	493,527	2,003,833
Hagar HF	1,926,423	1,039,513
Islandsbanki HF	1,104,783	1,041,845
Reginn HF	2,864,793	692,560
Reitir Fasteignafelag HF	1,754,792	1,185,587
Siminn HF	8,447,061	710,049
		$ 9,935,368

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Indonesia — 0.7%
Allo Bank Indonesia Tbk PT(6)	701,500	$ 167,060
Astra International Tbk PT	1,947,300	831,688
Bank Central Asia Tbk PT	5,806,800	2,887,489
Bank Jago Tbk PT(6)	566,200	404,611
Bank Mandiri Persero Tbk PT	2,076,400	1,162,282
Bank Negara Indonesia Persero Tbk PT	859,000	455,885
Bank Rakyat Indonesia Persero Tbk PT	7,060,500	2,084,209
Bayan Resources Tbk PT	132,500	607,258
Chandra Asri Petrochemical Tbk PT	769,100	493,014
Charoen Pokphand Indonesia Tbk PT	788,700	297,862
Elang Mahkota Teknologi Tbk PT(6)	2,359,200	299,045
GoTo Gojek Tokopedia Tbk PT(6)	67,571,200	1,354,796
Merdeka Copper Gold Tbk PT(6)	1,186,600	325,660
Telkom Indonesia Persero Tbk PT	4,930,900	1,408,364
Unilever Indonesia Tbk PT	1,342,700	408,850
United Tractors Tbk PT	171,300	374,361
		$ 13,562,434
Japan — 0.2%
Mizuho Financial Group, Inc.	112,700	$ 1,344,102
SBI Holdings, Inc.	18,800	381,404
Sumitomo Mitsui Financial Group, Inc.	41,800	1,311,353
Tokio Marine Holdings, Inc.	25,600	1,498,622
		$ 4,535,481
United Arab Emirates — 0.1%
Dubai Electricity & Water Authority PJSC(6)	2,009,569	$ 1,390,270
		$ 1,390,270
United Kingdom — 0.0%(7)
Tesnik Cuatro, Ltd.(8)	584,285	$ 409,233
		$ 409,233
Vietnam — 1.1%
Bank for Foreign Trade of Vietnam JSC	371,402	$ 1,189,982
Binh Minh Plastics JSC	45,300	116,357
Coteccons Construction JSC	148,570	385,046
FPT Corp.	1,176,500	4,216,411
Ho Chi Minh City Infrastructure Investment JSC(6)	868,000	745,735
Hoa Phat Group JSC	1,601,821	1,477,490
KIDO Group Corp.	38,090	115,147
Masan Group Corp.	167,040	761,146
Mobile World Investment Corp.	1,116,000	3,004,211
Phu Nhuan Jewelry JSC	357,800	1,752,321
Refrigeration Electrical Engineering Corp.	501,239	1,671,484
SSI Securities Corp.	280,688	257,819
Security	Shares	Value
Vietnam (continued)
Vietnam Dairy Products JSC	352,996	$ 1,101,946
Vietnam Prosperity JSC Bank(6)	888,013	1,168,380
Vietnam Technological & Commercial Joint Stock Bank(6)	666,300	1,085,050
Vingroup JSC(6)	458,952	1,259,179
		$ 20,307,704
Total Common Stocks (identified cost $118,242,954)		$101,834,902

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,760	$ 4,117,400
			$ 4,117,400
India — 0.2%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(9)	USD	4,605	$ 2,963,317
			$ 2,963,317
Total Convertible Bonds (identified cost $9,366,588)			$ 7,080,717

Foreign Corporate Bonds — 9.3%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	448	$ 400,302
YPF S.A., 4.00% to 1/1/23, 2/12/26(1)(10)	USD	2,481	1,966,234
			$ 2,366,536
Armenia — 0.3%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(9)	USD	5,041	$ 4,675,528
			$ 4,675,528
Brazil — 1.7%
Arcos Dorados BV, 6.125%, 5/27/29(1)	USD	3,379	$ 3,215,186
Braskem America Finance Co., 7.125%, 7/22/41(9)	USD	1,778	1,765,186
Braskem Netherlands Finance BV, 5.875%, 1/31/50(9)	USD	6,191	5,395,666

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Coruripe Netherlands BV:
10.00%, 2/10/27(1)	USD	1,194	$ 1,017,297
10.00%, 2/10/27(9)	USD	2,847	2,425,664
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(9)	USD	1,949	1,545,815
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	5,892	4,735,253
Natura & Co. Luxembourg Holding S.a.r.l., 6.00%, 4/19/29(1)	USD	1,883	1,747,829
Natura Cosmeticos S.A., 4.125%, 5/3/28(9)	USD	5,786	4,911,099
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(9)	USD	1,006	985,876
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	736	701,014
Vale S.A., 2.762%(11)(12)	BRL	64,850	4,684,419
			$ 33,130,304
Bulgaria — 0.6%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(9)	EUR	610	$ 501,691
Eurohold Bulgaria AD, 6.50%, 12/7/22(9)	EUR	9,718	9,909,335
			$ 10,411,026
Chile — 0.5%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(9)(13)	USD	954	$ 816,991
7.125% to 4/7/24, 3/26/79(9)(13)	USD	1,414	1,291,505
Mercury Chile Holdco, LLC, 6.50%, 1/24/27(9)	USD	2,278	1,964,326
VTR Comunicaciones SpA:
4.375%, 4/15/29(9)	USD	4,017	2,639,224
5.125%, 1/15/28(9)	USD	3,024	2,213,091
			$ 8,925,137
China — 0.2%
KWG Group Holdings, Ltd., 7.875%, 9/1/23(9)	USD	2,385	$ 370,143
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)	USD	7,800	780,000
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(9)	USD	2,800	371,000
8.35%, 4/19/23(9)(14)	USD	5,201	600,344
Times China Holdings, Ltd.:
5.55%, 6/4/24(9)	USD	6,284	831,474
6.75%, 7/16/23(9)	USD	4,471	695,240
			$ 3,648,201
Georgia — 0.3%
Georgia Capital JSC:
6.125%, 3/9/24(1)	USD	2,580	$ 2,458,752
Security	Principal Amount (000's omitted)		Value
Georgia (continued)
Georgia Capital JSC: (continued)
6.125%, 3/9/24(9)	USD	2,988	$ 2,847,578
Silknet JSC, 8.375%, 1/31/27(9)	USD	1,134	1,097,145
			$ 6,403,475
Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(9)	USD	2,937	$ 2,716,960
			$ 2,716,960
Iceland — 1.4%
Arion Banki HF, 6.00%, 4/12/24(9)	ISK	1,720,000	$ 12,584,902
Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	6,636,683
Landsbankinn HF, 5.00%, 11/23/23(9)	ISK	1,020,000	7,412,033
WOW Air HF:
0.00%(8)(11)(14)	EUR	121	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(8)(14)	EUR	5,500	0
			$ 26,633,618
India — 0.4%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(9)	USD	5,576	$ 4,648,149
JSW Steel, Ltd., 5.05%, 4/5/32(9)	USD	2,277	1,786,601
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(9)	USD	2,214	1,919,774
			$ 8,354,524
Indonesia — 0.1%
Freeport Indonesia PT, 5.315%, 4/14/32(9)	USD	2,921	$ 2,745,740
			$ 2,745,740
Mexico — 0.5%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(9)(14)	USD	5,879	$ 367,438
10.00%, 12/19/22(9)(14)	USD	2,864	153,224
Braskem Idesa SAPI, 6.99%, 2/20/32(9)	USD	4,630	4,004,533
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(9)(14)	USD	2,297	1,442,516
Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,400	3,705,831
			$ 9,673,542
Moldova — 0.3%
Aragvi Finance International DAC, 8.45%, 4/29/26(9)	USD	8,981	$ 6,526,385
			$ 6,526,385

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Morocco — 0.2%
OCP S.A., 5.125%, 6/23/51(9)	USD	4,051	$ 2,870,433
			$ 2,870,433
Nigeria — 0.4%
IHS Holding, Ltd., 5.625%, 11/29/26(9)	USD	2,750	$ 2,295,755
IHS Netherlands Holdco BV, 8.00%, 9/18/27(9)	USD	1,348	1,202,241
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(9)	USD	4,892	4,158,298
			$ 7,656,294
Paraguay — 0.3%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	7,075	$ 5,712,921
			$ 5,712,921
Peru — 0.1%
PetroTal Corp., 12.00%, 2/16/24(1)(9)	USD	1,012	$ 1,032,240
			$ 1,032,240
Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(9)	USD	1,633	$ 1,529,174
			$ 1,529,174
South Africa — 0.5%
HTA Group, Ltd., 7.00%, 12/18/25(9)	USD	4,493	$ 3,988,975
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(9)(15)	USD	5,420	5,230,658
			$ 9,219,633
Turkey — 0.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	USD	6,880	$ 5,721,408
			$ 5,721,408
Uzbekistan — 0.9%
Ipoteka-Bank ATIB, 5.50%, 11/19/25(9)	USD	1,336	$ 1,167,864
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22	UZS	177,000,000	16,158,341
			$ 17,326,205
Total Foreign Corporate Bonds (identified cost $229,234,523)			$177,279,284

Loan Participation Notes — 2.8%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 2.8%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(8)(9)(16)	UZS	294,368,000	$ 26,973,033
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/26/23(8)(9)(16)	UZS	290,568,000	26,627,048
Total Loan Participation Notes (identified cost $58,687,821)			$ 53,600,081

Reinsurance Side Cars — 1.3%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2021A, 0.00%, 3/21/25(1)(8)(17)(18)	2,130,000	$ 1,712,520
Series 2022A, 0.00%, 3/20/26(1)(8)(17)(18)	2,200,000	2,185,700
Series 2022B, 0.00%, 3/20/26(1)(8)(17)(18)	4,900,000	4,874,520
Mt. Logan Re, Ltd., Series A-1(6)(8)(18)(19)	8,600	8,017,244
Sussex Capital, Ltd.:
Designated Investment Series 14, 12/21(6)(8)(18)(19)	1,114	866,669
Series 14, Preference Shares(6)(8)(18)(19)	7,500	6,931,585
Total Reinsurance Side Cars (identified cost $25,330,000)		$ 24,588,238

Senior Floating-Rate Loans — 0.9%(20)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(7)
Desa, LLC, Term Loan, 2.50%, 6/30/24(8)(21)	$1,204	$ 667,193
		$ 667,193
Mexico — 0.9%
Petroleos Mexicanos, Term Loan, 5.346%, (1 mo. USD LIBOR + 3.00%), 6/28/24	$17,248	$ 16,644,320
		$ 16,644,320
Total Senior Floating-Rate Loans (identified cost $17,770,516)		$ 17,311,513

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 51.4%
Security	Principal Amount (000's omitted)		Value
Armenia — 0.8%
Republic of Armenia:
3.60%, 2/2/31(9)	USD	5,818	$ 4,063,582
3.95%, 9/26/29(9)	USD	4,628	3,471,231
7.15%, 3/26/25(9)	USD	8,367	8,359,860
			$ 15,894,673
Azerbaijan — 0.4%
Republic of Azerbaijan, 3.50%, 9/1/32(9)	USD	9,907	$ 8,536,537
			$ 8,536,537
Bahrain — 1.3%
Kingdom of Bahrain:
5.45%, 9/16/32(9)(22)	USD	18,625	$ 15,790,703
6.00%, 9/19/44(9)	USD	7,172	5,280,744
7.50%, 9/20/47(9)	USD	4,847	4,128,660
			$ 25,200,107
Barbados — 2.1%
Government of Barbados, 6.50%, 10/1/29(9)	USD	43,780	$ 40,581,496
			$ 40,581,496
Benin — 0.8%
Benin Government International Bond, 6.875%, 1/19/52(9)	EUR	23,680	$ 16,061,264
			$ 16,061,264
Colombia — 1.7%
Titulos De Tesoreria B:
7.00%, 3/26/31	COP	104,882,200	$ 17,788,087
7.00%, 6/30/32	COP	84,791,900	13,938,190
			$ 31,726,277
Costa Rica — 0.6%
Costa Rica Government Bond, 9.66%, 9/30/26(9)	CRC	7,043,600	$ 11,293,837
			$ 11,293,837
Croatia — 0.1%
Croatia Government International Bond, 1.75%, 3/4/41(9)	EUR	2,117	$ 1,710,378
			$ 1,710,378
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 3.6%
Dominican Republic:
6.00%, 2/22/33(1)	USD	4,823	$ 4,390,811
6.40%, 6/5/49(9)(22)	USD	19,295	15,872,512
6.50%, 2/15/48(9)	USD	431	360,919
6.85%, 1/27/45(9)(22)	USD	13,951	12,324,151
8.00%, 1/15/27(9)	DOP	128,350	1,983,187
8.00%, 2/12/27(9)	DOP	621,240	9,652,160
13.00%, 6/9/34(9)	DOP	1,334,100	24,784,175
			$ 69,367,915
Ecuador — 0.6%
Republic of Ecuador:
1.50%, 7/31/40(9)	USD	5,728	$ 2,086,321
1.50% to 7/31/23, 7/31/40(9)(10)	USD	20,787	8,631,518
			$ 10,717,839
Egypt — 2.8%
Arab Republic of Egypt:
5.875%, 2/16/31(9)	USD	1,312	$ 810,489
6.375%, 4/11/31(9)	EUR	19,955	12,323,680
6.588%, 2/21/28(9)	USD	1,784	1,239,958
7.053%, 1/15/32(9)	USD	391	247,061
7.30%, 9/30/33(9)	USD	1,353	849,344
7.50%, 2/16/61(9)	USD	34,021	19,135,452
7.60%, 3/1/29(9)	USD	1,650	1,150,486
7.903%, 2/21/48(9)	USD	5,052	2,859,735
8.15%, 11/20/59(9)	USD	2,217	1,271,447
8.50%, 1/31/47(9)	USD	4,487	2,624,895
8.70%, 3/1/49(9)	USD	11,552	6,757,920
8.75%, 9/30/51(9)	USD	4,685	2,761,105
8.875%, 5/29/50(9)	USD	1,823	1,084,886
			$ 53,116,458
El Salvador — 1.0%
Republic of El Salvador:
7.125%, 1/20/50(9)	USD	5,152	$ 1,705,094
7.625%, 2/1/41(9)	USD	2,464	833,996
7.75%, 1/24/23(9)	USD	18,256	15,932,878
			$ 18,471,968
Ethiopia — 0.4%
Ethiopia Government International Bond, 6.625%, 12/11/24(9)	USD	13,127	$ 6,856,232
			$ 6,856,232

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Gabon — 0.9%
Gabon Government International Bond, 6.625%, 2/6/31(9)	USD	24,663	$ 17,479,901
			$ 17,479,901
Georgia — 0.4%
Georgia Government International Bond, 2.75%, 4/22/26(9)	USD	8,096	$ 6,933,101
			$ 6,933,101
Honduras — 2.4%
Honduras Government International Bond:
5.625%, 6/24/30(9)	USD	30,648	$ 22,932,154
6.25%, 1/19/27(9)	USD	7,427	6,247,137
7.50%, 3/15/24(9)	USD	16,702	16,410,156
			$ 45,589,447
Iceland — 2.5%
Republic of Iceland:
5.00%, 11/15/28	ISK	2,319,313	$ 16,438,898
6.50%, 1/24/31	ISK	3,752,922	29,366,066
8.00%, 6/12/25	ISK	323,582	2,496,636
			$ 48,301,600
Iraq — 2.1%
Republic of Iraq:
5.80%, 1/15/28(9)	USD	39,716	$ 34,387,268
6.752%, 3/9/23(9)	USD	6,856	6,681,618
			$ 41,068,886
Ivory Coast — 1.4%
Ivory Coast Government International Bond:
4.875%, 1/30/32(9)	EUR	7,119	$ 5,448,102
5.25%, 3/22/30(9)	EUR	16,942	13,437,780
6.625%, 3/22/48(9)	EUR	10,058	7,201,497
6.875%, 10/17/40(9)	EUR	1,643	1,230,098
			$ 27,317,477
Jordan — 0.9%
Kingdom of Jordan:
5.85%, 7/7/30(9)	USD	1,433	$ 1,218,122
7.375%, 10/10/47(9)	USD	13,405	10,798,800
7.75%, 1/15/28(9)	USD	5,080	4,962,525
			$ 16,979,447
Security	Principal Amount (000's omitted)		Value
Lebanon — 0.4%
Lebanese Republic:
5.80%, 4/14/20(9)(14)	USD	332	$ 21,995
6.00%, 1/27/23(9)(14)	USD	1,485	98,381
6.10%, 10/4/22(9)(14)	USD	5,684	376,565
6.15%, 6/19/20(14)	USD	442	29,283
6.20%, 2/26/25(9)(14)	USD	440	29,150
6.25%, 5/27/22(14)	USD	740	49,025
6.25%, 11/4/24(9)(14)	USD	11,108	735,905
6.25%, 6/12/25(9)(14)	USD	7,800	516,750
6.375%, 3/9/20(14)	USD	6,504	430,890
6.40%, 5/26/23(14)	USD	11,020	730,075
6.65%, 4/22/24(9)(14)	USD	13,568	898,880
6.65%, 11/3/28(9)(14)	USD	2,923	193,649
6.85%, 5/25/29(14)	USD	9,378	621,292
7.00%, 12/3/24(14)	USD	4,878	323,167
7.00%, 3/20/28(9)(14)	USD	13,884	850,395
7.15%, 11/20/31(9)(14)	USD	12,224	748,720
8.20%, 5/17/33(14)	USD	4,223	258,659
8.25%, 4/12/21(9)(14)	USD	2,352	155,820
8.25%, 5/17/34(14)	USD	3,507	214,804
			$ 7,283,405
Macedonia — 0.7%
North Macedonia Government International Bond:
1.625%, 3/10/28(9)	EUR	15,668	$ 12,705,811
3.675%, 6/3/26(9)	EUR	1,512	1,426,155
			$ 14,131,966
Mozambique — 0.3%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(9)(10)	USD	8,527	$ 5,806,887
			$ 5,806,887
New Zealand — 1.2%
New Zealand Government Bond, 2.50%, 9/20/40(9)(23)	NZD	34,520	$ 24,023,768
			$ 24,023,768
Oman — 2.3%
Oman Government International Bond:
6.50%, 3/8/47(9)(22)	USD	18,974	$ 16,444,367
6.75%, 1/17/48(9)(22)	USD	29,678	26,377,213
7.00%, 1/25/51(9)	USD	1,308	1,186,684
			$ 44,008,264

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Peru — 1.7%
Peru Government Bond:
6.15%, 8/12/32	PEN	34,718	$ 7,616,358
6.95%, 8/12/31	PEN	103,513	24,346,272
			$ 31,962,630
Romania — 1.0%
Romania Government International Bond:
3.375%, 1/28/50(9)	EUR	3,514	$ 2,339,779
4.625%, 4/3/49(9)	EUR	20,631	16,712,564
			$ 19,052,343
Serbia — 3.6%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	5,345,300	$ 37,298,997
5.875%, 2/8/28	RSD	3,900,890	32,146,037
			$ 69,445,034
Sri Lanka — 1.5%
Sri Lanka Government International Bond:
5.75%, 4/18/23(9)(14)	USD	11,973	$ 3,750,464
6.20%, 5/11/27(9)(14)	USD	7,647	2,369,833
6.35%, 6/28/24(9)(14)	USD	3,875	1,198,181
6.75%, 4/18/28(9)(14)	USD	16,667	5,115,009
6.825%, 7/18/26(9)(14)	USD	23,295	7,357,055
6.85%, 3/14/24(9)(14)	USD	8,685	2,689,939
6.85%, 11/3/25(9)(14)	USD	6,305	2,012,055
7.55%, 3/28/30(9)(14)	USD	7,125	2,164,323
7.85%, 3/14/29(9)(14)	USD	4,371	1,342,137
			$ 27,998,996
Suriname — 3.6%
Republic of Suriname:
9.25%, 10/26/26(9)(14)	USD	80,493	$ 66,004,260
9.25%, 10/26/26(1)(14)	USD	200	164,000
12.875%, 12/30/23(9)(14)	USD	2,634	2,174,367
			$ 68,342,627
Ukraine — 4.2%
Ukraine Government Bond:
9.79%, 5/26/27(8)	UAH	1,287,962	$ 14,415,146
10.95%, 11/1/23(8)	UAH	21,651	321,341
11.67%, 11/22/23(8)	UAH	108,255	1,606,704
12.52%, 5/13/26(8)	UAH	1,605,408	17,968,070
15.84%, 2/26/25(8)	UAH	3,386,787	40,377,753
Security	Principal Amount (000's omitted)		Value
Ukraine (continued)
Ukraine Government Bond: (continued)
15.97%, 4/19/23(8)	UAH	5,100	$ 89,343
Ukraine Government International Bond, 1.258%, GDP-Linked, 5/31/40(9)(24)	USD	18,650	5,105,438
			$ 79,883,795
Uruguay — 1.8%
Uruguay Government Bond, 3.875%, 7/2/40(23)	UYU	1,212,508	$ 29,280,240
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	253,400	5,109,912
			$ 34,390,152
Uzbekistan — 0.1%
National Bank of Uzbekistan, 4.85%, 10/21/25(9)	USD	1,236	$ 1,090,770
Republic of Uzbekistan, 14.50%, 11/25/23(9)	UZS	6,120,000	534,512
			$ 1,625,282
Zambia — 2.2%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	434,310	$ 17,525,506
11.00%, 9/20/26	ZMW	18,560	726,497
11.00%, 12/27/26	ZMW	58,770	2,242,732
12.00%, 3/22/28	ZMW	36,400	1,318,221
12.00%, 5/31/28	ZMW	11,710	419,303
12.00%, 11/1/28	ZMW	12,400	433,970
12.00%, 2/21/29	ZMW	46,990	1,624,009
13.00%, 1/25/31	ZMW	35,620	1,203,352
13.00%, 6/28/31	ZMW	28,040	943,702
13.00%, 9/20/31	ZMW	55,730	1,861,985
13.00%, 12/27/31	ZMW	64,380	2,137,640
14.00%, 12/5/31	ZMW	2,700	95,194
15.00%, 2/16/27	ZMW	20,160	885,539
Zambia Government International Bond, 5.375%, 9/20/22(9)(14)	USD	20,640	11,306,592
			$ 42,724,242
Total Sovereign Government Bonds (identified cost $1,325,788,114)			$983,884,231

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Loans — 6.6%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.3%
Republic of Ivory Coast, Term Loan, 5.75%, (3 mo. EURIBOR + 5.75%), 1/6/28(5)	EUR	5,655	$ 5,271,696
			$ 5,271,696
Kenya — 1.0%
Government of Kenya:
Term Loan, 8.422%, (6 mo. USD LIBOR + 6.70%), 10/24/24(5)	USD	2,485	$ 2,499,191
Term Loan, 9.312%, (6 mo. USD LIBOR + 6.45%), 6/29/25(5)	USD	17,901	18,002,391
			$ 20,501,582
Tanzania — 5.3%
Government of the United Republic of Tanzania:
Term Loan, 7.226%, (6 mo. USD LIBOR + 5.20%), 5/23/23(5)	USD	20,957	$ 20,760,586
Term Loan, 8.232%, (6 mo. USD LIBOR + 6.30%), 4/28/31(5)	USD	92,880	80,201,230
			$100,961,816
Total Sovereign Loans (identified cost $140,772,753)			$126,735,094

U.S. Government Guaranteed Small Business Administration Loans (25)(26)— 0.9%
Security	Principal Amount (000's omitted)	Value
1.88%, 11/3/42 to 12/28/42	$2,908	$ 174,246
2.24%, 11/15/32 to 4/10/43(27)	31,795	2,351,890
2.38%, 11/30/42 to 3/1/43	5,785	452,254
2.63%, 10/27/42 to 3/20/43	5,107	415,732
2.80%, 4/12/27 to 3/10/43(27)	61,714	4,977,120
2.88%, 10/27/42 to 2/13/43	7,084	654,831
3.03%, 2/2/27 to 12/17/43(27)	68,976	5,986,265
3.13%, 10/12/42 to 1/2/43	3,062	317,289
3.63%, 10/27/42 to 3/28/43	20,796	2,503,847
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $27,136,583)		$ 17,833,474

Warrants — 0.0%(7)
Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(6)	383,780	$ 49,968
Total Warrants (identified cost $0)		$ 49,968

Short-Term Investments — 6.7%
Affiliated Fund — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(28)	41,832,386	$ 41,832,386
Total Affiliated Fund (identified cost $41,832,386)		$ 41,832,386

Repurchase Agreements — 1.2%
Description	Principal Amount (000's omitted)	Value
JPMorgan Chase Bank, N.A.:
Dated 7/28/22 with an interest rate of 2.15%, collateralized by $4,906,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $5,349,146(29)	$5,611	$ 5,611,382
Nomura International PLC:
Dated 7/28/22 with an interest rate of 2.00%, collateralized by $14,656,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $15,979,838(29)	16,525	16,524,705
Total Repurchase Agreements (identified cost $22,136,087)		$ 22,136,087

Sovereign Government Securities — 0.4%
Security	Principal Amount (000's omitted)		Value
Ukraine — 0.3%
Ukraine Treasury Bill, 0.00%, 3/1/23(8)	UAH	224,029	$ 5,142,175
			$ 5,142,175

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uruguay — 0.1%
Uruguay Monetary Regulation Bill, 0.00%, 11/1/22	UYU	134,670	$ 3,215,791
			$ 3,215,791
Total Sovereign Government Securities (identified cost $10,033,499)			$ 8,357,966

U.S. Treasury Obligations — 2.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 8/9/22(30)	$43,130	$ 43,110,675
0.00%, 8/16/22(30)	11,870	11,859,864
Total U.S. Treasury Obligations (identified cost $54,975,322)		$ 54,970,539
Total Short-Term Investments (identified cost $128,977,294)		$127,296,978

Total Purchased Options — 0.0%(7) (identified cost $2,514,525)	$ 85,905
Total Investments — 90.2% (identified cost $2,199,656,184)	$1,726,919,660
Securities Sold Short — (1.1)%
Sovereign Government Bonds — (1.1)%
Security	Principal Amount (000's omitted)		Value
Qatar — (1.1)%
Qatar Government International Bond, 4.817%, 3/14/49(9)	USD	(19,562)	$(20,970,386)
Total Sovereign Government Bonds (proceeds $25,468,705)			$(20,970,386)
Total Securities Sold Short (proceeds $25,468,705)			$(20,970,386)

Other Assets, Less Liabilities — 10.9%	$ 208,770,344
Net Assets — 100.0%	$1,914,719,618

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $122,079,745 or 6.4% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2022.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2022.
(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(6)	Non-income producing security.
(7)	Amount is less than 0.05%.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $814,382,759 or 42.5% of the Portfolio's net assets.
(10)	Step coupon security. Interest rate represents the rate in effect at July 31, 2022.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at July 31, 2022.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(17)	Quantity held represents principal in USD.
(18)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(19)	Restricted security.

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

(20)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(21)	Fixed-rate loan.
(22)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(23)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(24)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(25)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(26)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(27)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2022 of all interest only securities comprising the certificate.
(28)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
(29)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(30)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Call Options — 0.0%(1)
Description	Counterparty	Notional Amount		Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	1,221,400,000	1.06%	12/19/22	$54,535
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	596,500,000	1.09	1/4/23	31,370
Total						$85,905
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	20,179,549	USD	3,889,359	8/2/22	$ 10,749
BRL	2,200,000	USD	426,497	8/2/22	(1,302)
BRL	2,187,549	USD	427,231	8/2/22	(4,443)
BRL	630,000	USD	129,398	8/2/22	(7,637)
BRL	15,162,000	USD	3,107,636	8/2/22	(177,271)
USD	4,059,450	BRL	20,179,549	8/2/22	159,342
USD	121,425	BRL	630,000	8/2/22	(336)
USD	421,623	BRL	2,187,549	8/2/22	(1,165)
USD	424,023	BRL	2,200,000	8/2/22	(1,172)
USD	2,922,288	BRL	15,162,000	8/2/22	(8,077)
JPY	2,490,000,000	USD	18,791,531	8/15/22	(101,470)

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
JPY	1,249,152,000	USD	9,626,040	8/15/22	$ (249,845)
JPY	6,245,405,667	USD	47,958,245	8/15/22	(1,079,926)
USD	4,975,239	JPY	647,905,033	8/15/22	112,033
USD	29,086,968	JPY	3,910,100,000	8/15/22	(262,433)
USD	13,543,490	IDR	195,568,000,219	8/22/22	352,999
USD	13,531,308	IDR	195,568,000,218	8/22/22	340,817
USD	35,543,287	PHP	1,879,920,000	8/25/22	1,628,487
USD	29,241,197	PHP	1,545,777,380	8/25/22	1,354,515
USD	19,704,169	ZAR	315,719,901	8/25/22	758,905
USD	5,828,650	ZAR	93,356,315	8/25/22	226,659
BRL	6,614,000	USD	1,342,999	9/2/22	(76,628)
BRL	7,104,000	USD	1,451,114	9/2/22	(90,924)
USD	2,737,982	BRL	13,718,000	9/2/22	111,421
KRW	1,167,500,000	USD	935,441	9/15/22	(39,298)
AUD	29,230,197	USD	19,906,115	9/21/22	532,885
AUD	41,020,473	USD	28,253,384	9/21/22	429,880
AUD	24,725,000	USD	17,206,357	9/21/22	82,418
CAD	14,800,000	USD	11,805,010	9/21/22	(249,328)
CLP	767,745,000	USD	919,874	9/21/22	(75,342)
CLP	1,219,655,000	USD	1,435,694	9/21/22	(94,054)
CLP	1,910,800,000	USD	2,264,571	9/21/22	(162,660)
CLP	3,882,200,000	USD	4,658,547	9/21/22	(388,063)
COP	10,796,341,735	USD	2,482,386	9/21/22	14,008
COP	11,203,658,265	USD	2,580,596	9/21/22	9,979
COP	236,500,000	USD	61,182	9/21/22	(6,497)
COP	3,472,670,000	USD	902,731	9/21/22	(99,760)
COP	12,398,200,000	USD	3,213,601	9/21/22	(346,816)
COP	20,963,930,000	USD	5,460,992	9/21/22	(613,589)
EUR	2,140,000	USD	2,292,602	9/21/22	(97,769)
EUR	57,100,000	USD	61,171,767	9/21/22	(2,608,705)
EUR	60,200,000	USD	64,492,826	9/21/22	(2,750,333)
IDR	195,545,666,280	USD	12,981,483	9/21/22	187,447
IDR	129,000,000,000	USD	8,560,911	9/21/22	126,533
IDR	94,022,000,000	USD	6,206,073	9/21/22	125,795
IDR	100,849,000,000	USD	6,666,821	9/21/22	124,807
IDR	66,653,841,000	USD	4,423,360	9/21/22	70,410
IDR	68,198,159,000	USD	4,528,731	9/21/22	64,042
IDR	51,148,000,000	USD	3,394,388	9/21/22	50,150
IDR	438,962,341,621	USD	30,241,876	9/21/22	(680,164)
INR	905,630,000	USD	11,375,089	9/21/22	(10,424)
INR	635,220,000	USD	7,986,211	9/21/22	(14,895)
INR	572,055,000	USD	7,193,588	9/21/22	(14,924)
INR	635,185,000	USD	7,987,648	9/21/22	(16,772)
INR	762,110,000	USD	9,586,748	9/21/22	(23,101)

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	28,717,800,000	USD	21,954,565	9/21/22	$ 90,371
KRW	31,352,200,000	USD	23,997,091	9/21/22	70,115
NZD	4,250,000	USD	2,680,386	9/21/22	(8,163)
NZD	4,250,000	USD	2,680,386	9/21/22	(8,163)
NZD	6,250,000	USD	3,941,744	9/21/22	(12,005)
NZD	13,420,000	USD	8,463,712	9/21/22	(25,777)
NZD	33,380,000	USD	21,067,086	9/21/22	(79,137)
NZD	11,400,000	USD	7,353,399	9/21/22	(185,555)
NZD	13,972,238	USD	9,012,582	9/21/22	(227,423)
PEN	90,880,000	USD	23,945,286	9/21/22	(936,010)
USD	11,660,843	CAD	14,800,000	9/21/22	105,161
USD	9,215,208	CLP	7,780,400,000	9/21/22	656,641
USD	9,432,901	COP	37,071,300,000	9/21/22	861,057
USD	14,435,640	COP	59,633,628,041	9/21/22	646,802
USD	15,385,941	COP	64,159,371,959	9/21/22	550,633
USD	6,373,461	COP	27,634,690,453	9/21/22	(16,394)
USD	1,340,121	COP	5,910,601,591	9/21/22	(26,564)
USD	3,159,569	COP	14,035,438,490	9/21/22	(85,787)
USD	1,217,060	COP	5,684,886,914	9/21/22	(97,433)
USD	2,213,022	COP	10,179,238,318	9/21/22	(140,681)
USD	8,264,673	COP	36,711,677,868	9/21/22	(224,017)
USD	10,156,921	COP	45,416,671,554	9/21/22	(344,589)
USD	82,336,227	EUR	76,855,694	9/21/22	3,511,275
USD	78,954,325	EUR	73,698,901	9/21/22	3,367,052
USD	61,171,767	EUR	57,100,000	9/21/22	2,608,705
USD	59,341,970	EUR	55,392,000	9/21/22	2,530,672
USD	40,998,360	EUR	38,269,392	9/21/22	1,748,398
USD	32,707,076	EUR	30,530,000	9/21/22	1,394,812
USD	25,151,913	EUR	23,477,730	9/21/22	1,072,618
USD	22,991,245	EUR	21,460,882	9/21/22	980,475
USD	21,100,284	EUR	19,695,789	9/21/22	899,834
USD	20,646,292	EUR	19,272,016	9/21/22	880,473
USD	18,668,777	EUR	17,426,130	9/21/22	796,141
USD	15,550,725	EUR	14,515,624	9/21/22	663,169
USD	12,341,950	EUR	11,520,434	9/21/22	526,329
USD	9,883,340	EUR	9,225,477	9/21/22	421,481
USD	8,135,488	EUR	7,593,967	9/21/22	346,943
USD	373,356	EUR	348,505	9/21/22	15,922
USD	16,641,000	IDR	241,544,939,000	9/21/22	374,269
USD	12,152,539	IDR	176,394,716,556	9/21/22	273,320
USD	1,781,829	IDR	26,550,504,600	9/21/22	(6,202)
USD	5,885,817	IDR	88,323,630,000	9/21/22	(62,296)
USD	6,882,637	IDR	103,205,140,000	9/21/22	(67,665)
USD	6,641,693	IDR	99,764,870,000	9/21/22	(76,925)

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	6,870,914	IDR	103,300,000,000	9/21/22	$ (85,776)
USD	8,637,453	IDR	129,700,000,000	9/21/22	(97,132)
USD	8,088,790	IDR	121,619,000,000	9/21/22	(101,584)
USD	16,162,126	IDR	243,240,000,000	9/21/22	(218,757)
USD	18,874,580	IDR	283,779,315,833	9/21/22	(236,404)
USD	18,244,885	IDR	274,895,684,167	9/21/22	(267,835)
USD	15,362,457	INR	1,205,830,000	9/21/22	230,611
USD	11,467,013	INR	900,000,000	9/21/22	172,998
USD	11,541,989	INR	906,000,000	9/21/22	172,681
USD	12,215,916	INR	960,000,000	9/21/22	168,967
USD	10,778,718	INR	846,000,000	9/21/22	162,344
USD	10,088,417	INR	793,000,000	9/21/22	137,135
USD	9,173,028	INR	721,000,000	9/21/22	125,267
USD	6,123,049	INR	480,717,500	9/21/22	90,570
USD	25,313,196	NZD	39,243,136	9/21/22	638,752
USD	7,313,157	NZD	11,400,000	9/21/22	145,313
USD	600,282	NZD	978,056	9/21/22	(14,679)
USD	8,013,512	NZD	12,994,182	9/21/22	(156,687)
USD	28,296,700	PEN	107,395,002	9/21/22	1,106,104
USD	5,865,296	PEN	22,250,000	9/21/22	231,973
USD	5,861,433	PEN	22,250,000	9/21/22	228,110
USD	6,514,914	PEN	24,900,000	9/21/22	210,655
USD	5,374,361	PEN	20,400,000	9/21/22	209,427
USD	5,624,509	PEN	21,480,000	9/21/22	186,137
USD	1,864,093	PEN	7,083,739	9/21/22	70,610
USD	58,083,484	ZAR	929,393,831	9/21/22	2,474,722
USD	40,115,039	ZAR	648,600,000	9/21/22	1,307,117
USD	10,569,126	ZAR	169,830,000	9/21/22	407,625
USD	6,749,265	ZAR	109,635,058	9/21/22	189,430
USD	6,502,432	ZAR	111,516,714	9/21/22	(169,988)
ZAR	91,000,000	USD	5,430,566	9/21/22	14,270
ZAR	1,330,978,314	USD	83,180,946	9/21/22	(3,544,032)
IDR	151,871,000,000	USD	10,097,806	10/11/22	118,213
IDR	87,177,000,000	USD	5,795,187	10/11/22	69,013
IDR	71,325,000,000	USD	4,744,562	10/11/22	53,310
USD	4,681,869	IDR	71,325,000,000	7/11/23	(47,196)
USD	5,718,775	IDR	87,177,000,000	7/11/23	(61,327)
USD	9,962,020	IDR	151,871,000,000	7/11/23	(107,491)
					$23,093,506

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,461,038	ZAR	91,000,000	Standard Chartered Bank	8/1/22	$ —	$ (14,293)
ZAR	91,000,000	USD	5,442,356	HSBC Bank USA, N.A.	8/1/22	32,975	—
KZT	685,559,501	USD	1,477,499	Citibank, N.A.	8/3/22	—	(40,747)
KZT	558,510,986	USD	1,216,800	JPMorgan Chase Bank, N.A.	8/3/22	—	(46,308)
USD	2,608,114	KZT	1,244,070,487	JPMorgan Chase Bank, N.A.	8/3/22	871	—
KZT	678,910,756	USD	1,477,499	Citibank, N.A.	8/4/22	—	(55,320)
KZT	676,694,508	USD	1,477,499	Citibank, N.A.	8/4/22	—	(59,962)
EUR	604,128	USD	618,052	Australia and New Zealand Banking Group Limited	8/5/22	—	(477)
EUR	5,205,000	USD	5,278,233	Bank of America, N.A.	8/5/22	42,622	—
EUR	3,156,417	USD	3,206,884	Bank of America, N.A.	8/5/22	19,789	—
EUR	4,479,748	USD	4,572,772	Bank of America, N.A.	8/5/22	6,688	—
EUR	703,000	USD	719,732	Bank of America, N.A.	8/5/22	—	(1,084)
EUR	767,000	USD	785,255	Bank of America, N.A.	8/5/22	—	(1,183)
EUR	1,022,000	USD	1,046,324	Bank of America, N.A.	8/5/22	—	(1,576)
EUR	1,413,000	USD	1,447,052	Bank of America, N.A.	8/5/22	—	(2,601)
EUR	1,541,000	USD	1,578,137	Bank of America, N.A.	8/5/22	—	(2,837)
EUR	2,110,000	USD	2,160,640	Bank of America, N.A.	8/5/22	—	(3,675)
EUR	2,057,000	USD	2,106,573	Bank of America, N.A.	8/5/22	—	(3,787)
EUR	2,300,000	USD	2,355,200	Bank of America, N.A.	8/5/22	—	(4,006)
EUR	3,068,000	USD	3,141,632	Bank of America, N.A.	8/5/22	—	(5,344)
EUR	55,392,000	USD	55,431,328	Standard Chartered Bank	8/5/22	1,193,607	—
EUR	30,530,000	USD	30,551,676	Standard Chartered Bank	8/5/22	657,871	—
EUR	3,420,778	USD	3,423,206	Standard Chartered Bank	8/5/22	73,712	—
EUR	1,505,597	USD	1,506,666	Standard Chartered Bank	8/5/22	32,443	—
KZT	2,357,862,084	USD	5,204,994	JPMorgan Chase Bank, N.A.	8/5/22	—	(267,971)
USD	536,712	EUR	526,759	Bank of America, N.A.	8/5/22	—	(1,771)
USD	2,176,452	EUR	2,135,608	HSBC Bank USA, N.A.	8/5/22	—	(6,691)
USD	1,685,174	EUR	1,673,873	HSBC Bank USA, N.A.	8/5/22	—	(25,957)
USD	904,263	EUR	887,856	Standard Chartered Bank	8/5/22	—	(3,354)
USD	292,005	EUR	291,798	Standard Chartered Bank	8/5/22	—	(6,288)
USD	1,504,719	EUR	1,486,497	Standard Chartered Bank	8/5/22	—	(14,865)
USD	6,706,466	EUR	6,701,707	Standard Chartered Bank	8/5/22	—	(144,411)
USD	23,016,330	EUR	23,000,000	Standard Chartered Bank	8/5/22	—	(495,612)
USD	59,632,309	EUR	59,590,000	Standard Chartered Bank	8/5/22	—	(1,284,067)
USD	2,849,892	TRY	45,400,000	Standard Chartered Bank	8/8/22	334,005	—
USD	11,442,335	TRY	209,876,984	Standard Chartered Bank	8/15/22	—	(88,147)
USD	17,307,488	CNH	118,300,000	Bank of America, N.A.	8/17/22	—	(220,310)
PHP	1,044,117,800	USD	18,448,762	Standard Chartered Bank	8/18/22	396,429	—
PHP	156,600,000	USD	2,767,825	Standard Chartered Bank	8/18/22	58,634	—
USD	2,049,355	ZMW	36,540,000	Societe Generale	8/18/22	—	(178,854)
ZMW	36,540,000	USD	1,638,565	JPMorgan Chase Bank, N.A.	8/18/22	589,644	—
USD	1,901,475	ARS	270,770,000	BNP Paribas	8/24/22	15,678	—
USD	1,515,625	ZMW	26,675,000	Deutsche Bank AG	8/25/22	—	(108,782)
ZMW	26,675,000	USD	1,310,811	JPMorgan Chase Bank, N.A.	8/25/22	313,596	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
OMR	7,500,000	USD	18,796,993	BNP Paribas	8/29/22	$ 688,630	$ —
USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(853,316)
USD	3,576,360	TRY	66,950,000	Standard Chartered Bank	8/29/22	—	(39,601)
KZT	2,352,252,165	USD	4,832,567	Citibank, N.A.	8/31/22	35,802	—
SGD	22,600,000	USD	16,393,443	Standard Chartered Bank	9/9/22	—	(32,055)
SGD	22,400,000	USD	16,260,753	Standard Chartered Bank	9/9/22	—	(44,157)
SGD	19,912,400	USD	14,475,429	Standard Chartered Bank	9/9/22	—	(59,744)
SGD	22,790,000	USD	16,569,725	Standard Chartered Bank	9/9/22	—	(70,786)
USD	4,198,789	ARS	591,475,000	Goldman Sachs International	9/13/22	329,432	—
USD	3,996,289	ARS	570,670,000	Goldman Sachs International	9/13/22	263,035	—
EUR	10,922,161	CZK	270,980,449	UBS AG	9/21/22	23,513	—
EUR	9,955,155	CZK	247,019,551	UBS AG	9/21/22	20,166	—
EUR	11,552,547	PLN	54,829,346	BNP Paribas	9/21/22	129,195	—
EUR	11,543,106	PLN	54,829,348	Goldman Sachs International	9/21/22	119,512	—
EUR	3,400,286	PLN	16,269,000	UBS AG	9/21/22	10,035	—
EUR	1,282,263	USD	1,318,576	Bank of America, N.A.	9/21/22	—	(3,458)
PLN	41,400,000	EUR	8,683,088	UBS AG	9/21/22	—	(56,634)
THB	48,486,000	USD	1,396,486	Standard Chartered Bank	9/21/22	—	(74,739)
THB	45,900,000	USD	1,349,812	Standard Chartered Bank	9/21/22	—	(98,561)
THB	338,256,629	USD	9,335,080	Standard Chartered Bank	9/21/22	—	(114,074)
THB	249,000,000	USD	6,987,512	Standard Chartered Bank	9/21/22	—	(199,676)
THB	356,720,000	USD	10,093,945	Standard Chartered Bank	9/21/22	—	(369,620)
THB	244,700,000	USD	7,055,431	Standard Chartered Bank	9/21/22	—	(384,815)
THB	356,700,000	USD	10,114,845	Standard Chartered Bank	9/21/22	—	(391,065)
THB	270,000,000	USD	7,783,896	Standard Chartered Bank	9/21/22	—	(423,592)
THB	298,400,000	USD	8,600,663	Standard Chartered Bank	9/21/22	—	(466,164)
THB	305,000,000	USD	8,789,625	Standard Chartered Bank	9/21/22	—	(475,208)
THB	339,200,000	USD	9,786,497	Standard Chartered Bank	9/21/22	—	(539,774)
THB	275,620,000	USD	8,112,262	Standard Chartered Bank	9/21/22	—	(598,754)
THB	497,758,841	USD	14,219,650	Standard Chartered Bank	9/21/22	—	(650,552)
THB	285,249,000	USD	8,394,195	UBS AG	9/21/22	—	(618,197)
THB	314,900,000	USD	9,265,035	UBS AG	9/21/22	—	(680,739)
THB	335,490,000	USD	9,872,405	UBS AG	9/21/22	—	(726,818)
UGX	17,415,100,000	USD	4,502,353	Standard Chartered Bank	9/21/22	—	(50,764)
UGX	34,063,109,603	USD	8,790,480	Standard Chartered Bank	9/21/22	—	(83,384)
USD	19,755,324	MYR	87,200,000	Barclays Bank PLC	9/21/22	176,183	—
USD	17,784,323	MYR	78,500,000	Barclays Bank PLC	9/21/22	158,605	—
USD	10,031,922	MYR	44,311,000	Barclays Bank PLC	9/21/22	82,710	—
USD	15,843,155	MYR	69,900,000	Goldman Sachs International	9/21/22	148,408	—
USD	37,177,640	THB	1,278,103,146	Standard Chartered Bank	9/21/22	2,336,055	—
USD	5,941,931	THB	204,000,000	Standard Chartered Bank	9/21/22	380,812	—
USD	4,777,859	THB	164,000,000	Standard Chartered Bank	9/21/22	307,155	—
USD	8,684,221	THB	317,100,000	Standard Chartered Bank	9/21/22	39,953	—
USD	6,831,005	THB	249,400,000	Standard Chartered Bank	9/21/22	32,265	—
USD	6,830,594	THB	249,385,000	Standard Chartered Bank	9/21/22	32,263	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,677,098	THB	317,200,000	Standard Chartered Bank	9/21/22	$ 30,104	$ —
USD	6,079,559	THB	221,930,000	Standard Chartered Bank	9/21/22	29,662	—
USD	6,212,619	THB	226,849,400	Standard Chartered Bank	9/21/22	28,617	—
USD	7,797,639	THB	285,300,000	Standard Chartered Bank	9/21/22	20,250	—
USD	6,940,270	THB	254,000,000	Standard Chartered Bank	9/21/22	16,132	—
USD	6,939,322	THB	254,000,000	Standard Chartered Bank	9/21/22	15,184	—
USD	7,791,463	THB	285,300,000	Standard Chartered Bank	9/21/22	14,075	—
USD	6,924,251	THB	253,600,000	Standard Chartered Bank	9/21/22	11,017	—
USD	3,757,855	TRY	67,566,777	Standard Chartered Bank	9/21/22	217,739	—
USD	6,082,330	TRY	113,770,000	Standard Chartered Bank	9/21/22	121,426	—
EGP	89,237,029	USD	4,699,159	BNP Paribas	9/28/22	—	(175,853)
EGP	146,100,168	USD	7,649,224	Goldman Sachs International	9/28/22	—	(243,600)
EGP	228,902,488	USD	12,090,133	Goldman Sachs International	9/28/22	—	(487,370)
USD	7,505,270	EGP	151,156,141	Goldman Sachs International	9/28/22	—	(156,634)
USD	15,537,645	EGP	313,083,544	Standard Chartered Bank	9/28/22	—	(332,144)
USD	10,668,807	ZAR	169,830,000	Goldman Sachs International	9/28/22	514,738	—
KZT	1,244,070,487	USD	2,535,039	JPMorgan Chase Bank, N.A.	10/3/22	—	(4,409)
UGX	57,448,570,397	USD	14,925,583	ICBC Standard Bank plc	10/5/22	—	(294,544)
UGX	50,912,990,000	USD	13,234,466	Standard Chartered Bank	10/5/22	—	(267,912)
KZT	2,091,900,000	USD	4,165,970	JPMorgan Chase Bank, N.A.	10/25/22	54,305	—
OMR	9,830,000	USD	25,527,367	Standard Chartered Bank	10/27/22	9,412	—
USD	12,483,846	OMR	4,830,000	Standard Chartered Bank	10/27/22	—	(63,727)
USD	12,923,236	OMR	5,000,000	Standard Chartered Bank	10/27/22	—	(65,970)
USD	640,202	ZMW	11,747,715	Standard Chartered Bank	11/16/22	—	(63,804)
USD	18,660,740	CNH	127,710,000	Standard Chartered Bank	11/17/22	—	(295,538)
USD	24,515,513	CNH	167,970,000	Standard Chartered Bank	11/17/22	—	(416,646)
USD	2,890,801	KES	388,090,043	ICBC Standard Bank plc	11/23/22	—	(326,632)
USD	2,890,801	KES	388,090,043	ICBC Standard Bank plc	11/23/22	—	(326,632)
UGX	37,026,804,000	USD	9,660,006	Standard Chartered Bank	11/25/22	—	(341,787)
AED	72,500,000	USD	19,732,344	Standard Chartered Bank	12/12/22	8,643	—
AED	173,933,000	USD	47,373,825	Standard Chartered Bank	12/12/22	—	(13,699)
USD	33,420,810	AED	123,212,500	Standard Chartered Bank	12/12/22	—	(128,658)
USD	33,420,899	AED	123,220,500	Standard Chartered Bank	12/12/22	—	(130,747)
USD	853,603	ZMW	15,834,339	ICBC Standard Bank plc	12/13/22	—	(89,311)
USD	1,067,004	ZMW	19,462,153	ICBC Standard Bank plc	12/13/22	—	(91,942)
USD	29,801,366	OMR	11,800,000	BNP Paribas	12/14/22	—	(850,035)
CNH	114,340,000	USD	17,101,329	Standard Chartered Bank	12/22/22	—	(114,482)
CNH	129,433,199	USD	19,355,018	Standard Chartered Bank	12/22/22	—	(125,860)
USD	12,564,278	CNH	84,100,000	Bank of America, N.A.	12/22/22	70,017	—
USD	12,426,269	CNH	83,339,000	Bank of America, N.A.	12/22/22	45,066	—
USD	12,695,671	CNH	85,200,000	Bank of America, N.A.	12/22/22	37,989	—
USD	39,711,175	CNH	265,800,000	BNP Paribas	12/22/22	222,773	—
USD	11,658,008	CNH	78,000,000	BNP Paribas	12/22/22	69,989	—
USD	9,098,791	CNH	60,900,000	JPMorgan Chase Bank, N.A.	12/22/22	51,222	—
USD	12,741,080	CNH	85,300,000	Standard Chartered Bank	12/22/22	68,541	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,860,391	CNH	72,700,000	Standard Chartered Bank	12/22/22	$ 59,763	$ —
USD	9,504,695	CNH	63,600,000	Standard Chartered Bank	12/22/22	56,003	—
USD	13,735,179	CNH	92,200,000	Standard Chartered Bank	12/22/22	37,547	—
USD	649,773	ZMW	12,387,917	Societe Generale	2/17/23	—	(74,322)
AED	215,000,000	USD	58,551,039	BNP Paribas	3/1/23	—	(5,421)
USD	58,402,155	AED	215,000,000	BNP Paribas	3/1/23	—	(143,463)
AED	28,500,000	USD	7,761,966	BNP Paribas	3/6/23	—	(1,268)
USD	81,979,737	AED	301,839,143	BNP Paribas	3/6/23	—	(212,631)
USD	30,000,000	AED	110,456,400	BNP Paribas	3/13/23	—	(77,852)
USD	109,556,452	AED	403,354,537	BNP Paribas	3/13/23	—	(279,086)
USD	12,664,006	SAR	47,604,000	Standard Chartered Bank	3/13/23	—	(27,466)
USD	26,361,023	SAR	99,041,000	Standard Chartered Bank	3/14/23	—	(43,870)
AED	540,959,063	USD	147,328,031	Standard Chartered Bank	3/15/23	—	(22,065)
OMR	8,900,000	USD	23,099,484	Standard Chartered Bank	3/15/23	12,904	—
USD	146,927,879	AED	540,959,063	Standard Chartered Bank	3/15/23	—	(378,087)
USD	20,104,768	BHD	7,651,000	Standard Chartered Bank	3/15/23	—	(138,665)
USD	22,725,930	OMR	8,900,000	Standard Chartered Bank	3/15/23	—	(386,457)
USD	15,256,481	BHD	5,771,878	Standard Chartered Bank	3/16/23	—	(14,887)
USD	426,802	ZMW	8,386,651	Standard Chartered Bank	5/17/23	—	(45,581)
USD	2,890,801	KES	413,384,553	Standard Chartered Bank	5/25/23	—	(431,276)
USD	2,227,208	KES	324,058,799	Standard Chartered Bank	6/12/23	—	(365,724)
USD	9,511,645	AED	35,000,000	BNP Paribas	6/21/23	—	(19,108)
USD	9,036,785	SAR	34,000,000	Standard Chartered Bank	7/13/23	—	(28,484)
USD	9,749,607	EGP	214,881,345	Goldman Sachs International	7/20/23	128,880	—
USD	6,422,037	EGP	143,147,195	Goldman Sachs International	7/20/23	13,011	—
USD	6,422,037	EGP	144,688,484	Goldman Sachs International	7/27/23	—	(43,332)
OMR	14,300,000	USD	37,090,168	Standard Chartered Bank	8/23/23	18,835	—
USD	36,694,600	OMR	14,300,000	Standard Chartered Bank	8/23/23	—	(414,403)
OMR	10,000,000	USD	25,940,545	Standard Chartered Bank	11/6/23	4,702	—
USD	48,448,681	OMR	18,858,800	Standard Chartered Bank	11/6/23	—	(480,941)
USD	28,368,794	OMR	11,000,000	Standard Chartered Bank	2/22/24	—	(162,895)
USD	26,205,980	SAR	98,600,000	Standard Chartered Bank	3/14/24	—	(57,748)
USD	17,099,396	BHD	6,518,000	Standard Chartered Bank	3/15/24	—	(67,993)
USD	12,408,845	BHD	4,730,872	Standard Chartered Bank	3/18/24	—	(51,054)
USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(696,420)
						$11,070,839	$(21,274,962)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/4/22	COP	50,000,000	Republic of Colombia, 6.00%, 4/28/28	JPMorgan Chase Bank, N.A.	$11,663,168	$(598,006)

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/4/22	COP	33,396,060	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$ 7,790,077	$(294,021)
8/4/22	COP	9,217,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,149,988	(10,268)
8/11/22	COP	80,203,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	18,708,561	(515,907)
8/17/22	COP	74,765,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,439,935	425,918
8/19/22	COP	40,781,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	9,512,713	(141,064)
8/19/22	COP	68,623,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	16,007,301	(275,742)
8/22/22	COP	81,564,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	19,025,892	(274,087)
8/23/22	COP	90,489,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	21,107,931	411,689
8/24/22	COP	115,547,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	26,952,881	696,678
8/24/22	COP	30,000,000	Republic of Colombia, 6.25%, 11/26/25	JPMorgan Chase Bank, N.A.	6,997,901	172,001
8/25/22	COP	79,082,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	18,446,956	426,198
8/26/22	COP	69,263,320	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	16,156,594	(398,309)
8/26/22	COP	59,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	13,762,538	(373,171)
8/26/22	COP	123,573,300	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	28,825,122	(329,500)
8/26/22	COP	13,827,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,225,332	(43,513)
8/29/22	COP	17,345,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	4,045,953	85,090
8/30/22	COP	102,136,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	23,824,609	(414,024)
9/1/22	COP	57,441,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	13,398,927	265,326
9/1/22	COP	9,108,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,124,563	39,882
9/2/22	COP	62,626,000	Republic of Colombia, 5.75%, 11/3/27	Citibank, N.A.	14,608,351	—
9/2/22	COP	14,834,000	Republic of Colombia, 6.00%, 4/28/28	Citibank, N.A.	3,460,229	(7,356)
9/23/22	COP	67,019,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	15,633,217	252,353
9/29/22	COP	43,897,680	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	10,239,720	—
9/29/22	COP	20,311,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,737,821	122,364
9/29/22	COP	29,239,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,820,527	139,862
9/30/22	COP	13,827,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,225,332	65,523

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
9/30/22	COP	21,249,000	Republic of Colombia, 6.25%, 4/28/28	Goldman Sachs International	$ 4,956,613	$ 72,679
						$(499,405)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
WTI Crude Oil	779	Long	11/21/22	$ 73,124,730	$1,394,657
WTI Crude Oil	(721)	Short	8/22/22	(71,105,020)	664,164
Equity Futures
SPI 200 Index	110	Long	9/15/22	13,301,167	763,694
S&P/TSX 60 Index	(90)	Short	9/15/22	(16,685,018)	(164,243)
SGX CNX Nifty Index	(236)	Short	8/25/22	(8,165,517)	(382,959)
Interest Rate Futures
Australia 10-Year Treasury Bond	516	Long	9/15/22	45,054,504	2,307,761
Euro-Bund	49	Long	9/8/22	7,894,680	328,085
Euro-Buxl	28	Long	9/8/22	5,317,111	453,213
Euro-Bobl	(123)	Short	9/8/22	(16,074,808)	(377,864)
Japan 10-Year Bond	(69)	Short	9/12/22	(77,879,190)	(756,759)
U.S. 5-Year Treasury Note	(561)	Short	9/30/22	(63,800,601)	(362,236)
U.S. 10-Year Treasury Note	(833)	Short	9/21/22	(100,910,141)	(957,012)
U.S. Ultra-Long Treasury Bond	(441)	Short	9/21/22	(69,815,813)	(759,861)
					$2,150,640
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 1,096,365
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,087,908
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,087,908

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	$ 1,246,218
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,152,590)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,157,567)
EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,163,164)
EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,474,197)
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(2,158,577)
USD	42,510	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(1,846,865)
USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(2,325,176)
USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(827,795)
USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,131,458
USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	561,973
USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	782,038
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	588,729
USD	18,700	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.43% (pays upon termination)	7/18/52	774,998
							$(3,748,336)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	347,130	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$(4,422,883)	$ —	$(4,422,883)
CAD	190,420	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(1,785,774)	—	(1,785,774)
CAD	128,330	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(1,200,593)	—	(1,200,593)

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CAD	39,900	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.45% (pays semi-annually)	7/21/27	$ 674,309	$ 22	$ 674,331
CAD	54,000	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.86% (pays semi-annually)	9/21/27	1,721,493	—	1,721,493
CLP	5,032,380	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	(23,156)	—	(23,156)
CLP	3,302,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(91,747)	—	(91,747)
CLP	10,143,370	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	(153,730)	—	(153,730)
CLP	7,639,960	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.51% (pays semi-annually)	4/14/32	(14,764)	—	(14,764)
CLP	1,945,360	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	(20,822)	—	(20,822)
CLP	9,903,610	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	(121,911)	—	(121,911)
CLP	2,051,460	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	5/6/32	(29,383)	—	(29,383)
CLP	4,173,673	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.55% (pays semi-annually)	6/15/32	20,452	—	20,452
CLP	2,422,582	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.62% (pays semi-annually)	6/16/32	26,111	—	26,111
CNY	111,257	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	190,358	—	190,358
CNY	229,058	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	391,913	—	391,913
CNY	222,514	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	384,197	—	384,197
CNY	307,658	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	531,209	—	531,209
CNY	91,623	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	161,066	—	161,066
CNY	130,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	230,094	—	230,094
CNY	315,167	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/7/27	(211,764)	—	(211,764)

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	113,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/8/27	$ (75,368)	$ —	$ (75,368)
CNY	72,173	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.27% (pays quarterly)	2/8/27	(45,567)	—	(45,567)
CNY	110,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	6,181	—	6,181
CNY	187,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	10,514	—	10,514
CNY	81,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	21,115	—	21,115
CNY	93,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	27,519	—	27,519
CNY	62,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.51% (pays quarterly)	9/21/27	23,473	—	23,473
CNY	93,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	40,200	—	40,200
CNY	31,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	14,217	—	14,217
CNY	93,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	42,833	—	42,833
CNY	93,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.53% (pays quarterly)	9/21/27	43,424	—	43,424
COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	2,860,569	—	2,860,569
COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,515,674)	—	(1,515,674)
COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(2,286,102)	—	(2,286,102)
COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(3,104,531)	—	(3,104,531)
COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,496,679)	—	(1,496,679)
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	558,792	—	558,792
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	545,387	—	545,387

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	$ 1,068,097	$ —	$ 1,068,097
COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	230,690	—	230,690
COP	14,924,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	538,162	—	538,162
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	1,053,660	—	1,053,660
COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	725,458	—	725,458
COP	31,578,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	1,114,833	—	1,114,833
COP	17,793,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	623,150	—	623,150
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	1,026,851	—	1,026,851
COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	216,643	—	216,643
COP	25,880,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	897,298	—	897,298
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	1,010,353	—	1,010,353
COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	536,387	—	536,387
COP	27,035,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	884,271	—	884,271
COP	15,877,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	517,530	—	517,530
COP	66,784,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	2,092,324	—	2,092,324
COP	7,859,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	245,945	—	245,945
COP	66,784,856	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	2,066,490	—	2,066,490
COP	33,392,440	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.81% (pays quarterly)	11/26/25	1,027,374	—	1,027,374

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	31,722,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	$ 955,923	$ —	$ 955,923
COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(665,396)	—	(665,396)
COP	40,836,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	913,151	—	913,151
COP	115,701,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	2,544,920	—	2,544,920
COP	35,344,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	759,960	—	759,960
COP	74,865,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	1,596,106	—	1,596,106
COP	28,925,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.12% (pays quarterly)	11/26/25	610,449	—	610,449
COP	36,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	764,842	—	764,842
COP	37,433,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	776,375	—	776,375
COP	76,566,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	1,549,993	—	1,549,993
COP	149,705,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	2,263,049	—	2,263,049
COP	12,136,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	49,696	—	49,696
COP	23,044,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	69,131	—	69,131
COP	12,136,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	27,628	—	27,628
COP	12,290,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	4,248	—	4,248
COP	8,481,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	(8,385)	—	(8,385)
COP	20,273,656	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	(87,302)	—	(87,302)
COP	7,565,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(42,170)	(142)	(42,312)

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	14,525,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	$ (90,467)	$ —	$ (90,467)
COP	69,316,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	2,493,784	—	2,493,784
COP	36,071,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	1,270,508	—	1,270,508
COP	38,614,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	1,337,077	—	1,337,077
COP	11,441,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	502,968	—	502,968
COP	8,172,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	358,411	—	358,411
EUR	12,416	Receives	1-day Euro Short-Term Rate (pays annually)	0.78% (pays annually)	4/7/27	102,989	—	102,989
EUR	12,416	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/13/27	(20,001)	—	(20,001)
EUR	11,815	Receives	1-day Euro Short-Term Rate (pays annually)	(0.03)% (pays annually)	11/9/31	1,404,416	—	1,404,416
EUR	9,410	Receives	1-day Euro Short-Term Rate (pays annually)	0.78% (pays annually)	3/17/32	445,051	212	445,263
EUR	9,654	Receives	1-day Euro Short-Term Rate (pays annually)	0.81% (pays annually)	3/18/32	422,800	544	423,344
EUR	9,074	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/7/32	278,557	—	278,557
EUR	9,074	Receives	1-day Euro Short-Term Rate (pays annually)	1.19% (pays annually)	4/13/32	93,347	—	93,347
EUR	10,000	Receives	1-day Euro Short-Term Rate (pays annually)	0.82% (pays annually)	3/17/52	1,472,005	—	1,472,005
EUR	10,000	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	1,393,328	—	1,393,328
EUR	4,193	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	560,398	(106)	560,292
EUR	3,370	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	101,633	33	101,666
GBP	56,283	Receives	SONIA (pays annually)	2.53% (pays annually)	9/21/27	(1,043,866)	—	(1,043,866)
GBP	51,517	Receives	SONIA (pays annually)	2.55% (pays annually)	9/21/27	(1,006,647)	—	(1,006,647)

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	1,534,582	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	$ 1,198,156	$ —	$ 1,198,156
JPY	1,613,311	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	1,274,041	—	1,274,041
JPY	1,952,107	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	1,531,679	—	1,531,679
KRW	280,598,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(3,076,577)	—	(3,076,577)
KRW	192,943,700	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(2,114,197)	—	(2,114,197)
KRW	122,458,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(1,331,563)	—	(1,331,563)
KRW	34,139,900	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.94% (pays quarterly)	9/21/25	689,849	—	689,849
KRW	62,355,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.97% (pays quarterly)	9/21/25	1,291,211	—	1,291,211
KRW	20,704,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.65% (pays quarterly)	7/19/31	(1,556,697)	—	(1,556,697)
NZD	190,540	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(1,414,085)	—	(1,414,085)
NZD	186,090	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(1,358,660)	—	(1,358,660)
NZD	14,130	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	169,842	—	169,842
NZD	18,850	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	235,789	—	235,789
NZD	24,380	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	304,962	—	304,962
NZD	27,000	Pays	3-month NZD Bank Bill (pays quarterly)	2.09% (pays semi-annually)	9/23/31	(1,899,812)	—	(1,899,812)
NZD	15,700	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	517,222	—	517,222
NZD	6,400	Pays	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/28/32	210,917	—	210,917
NZD	13,900	Pays	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/28/32	465,480	—	465,480
PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	1,359,856	—	1,359,856
PLN	163,380	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	4,056,842	—	4,056,842
PLN	85,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	1,412,260	—	1,412,260
PLN	71,350	Receives	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	10/4/31	3,199,253	—	3,199,253

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	28,070	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	$ 1,237,655	$ —	$ 1,237,655
PLN	28,720	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	1,266,315	—	1,266,315
PLN	60,940	Receives	6-month PLN WIBOR (pays semi-annually)	2.68% (pays annually)	10/22/31	2,343,822	—	2,343,822
PLN	29,830	Receives	6-month PLN WIBOR (pays semi-annually)	2.67% (pays annually)	10/25/31	1,151,729	—	1,151,729
PLN	44,420	Receives	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	10/25/31	1,669,165	—	1,669,165
PLN	35,811	Receives	6-month PLN WIBOR (pays semi-annually)	6.51% (pays annually)	6/28/32	(701,029)	—	(701,029)
PLN	35,811	Receives	6-month PLN WIBOR (pays semi-annually)	6.78% (pays annually)	6/28/32	(860,597)	—	(860,597)
PLN	44,078	Receives	6-month PLN WIBOR (pays semi-annually)	6.99% (pays annually)	9/21/32	(1,235,412)	—	(1,235,412)
TWD	653,926	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	170,035	—	170,035
TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	340,069	—	340,069
TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	321,614	—	321,614
TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	317,923	—	317,923
TWD	380,558	Receives	3-month TWD TAIBOR (pays quarterly)	0.95% (pays quarterly)	2/8/27	61,912	—	61,912
TWD	630,015	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	2/9/27	55,454	—	55,454
TWD	423,055	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	2/9/27	35,335	—	35,335
USD	4,050	Receives	SOFR (pays annually)	1.21% (pays annually)	11/29/26	188,871	—	188,871
USD	24,050	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	978,175	—	978,175
USD	24,200	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	989,763	—	989,763
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(183,536)	(5,118)	(188,654)
USD	59,897	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	2,011,772	59,549	2,071,321
USD	55,850	Receives	SOFR (pays annually)	1.87% (pays annually)	3/17/27	1,201,707	—	1,201,707
USD	50,000	Receives	SOFR (pays annually)	1.87% (pays annually)	3/17/27	1,063,968	—	1,063,968
USD	21,700	Receives	SOFR (pays annually)	1.26% (pays annually)	11/9/31	1,993,876	—	1,993,876
USD	54,123	Receives	SOFR (pays annually)	1.94% (pays annually)	3/17/32	2,119,971	2,998	2,122,969
USD	5,800	Receives	SOFR (pays annually)	1.43% (pays annually)	11/9/51	1,233,096	—	1,233,096

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	18,700	Pays	SOFR (pays annually)	2.60% (pays semi-annually)	7/18/52	$ 355,935	$ —	$ 355,935
ZAR	72,640	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(284,802)	182	(284,620)
ZAR	476,700	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(1,821,478)	1,227	(1,820,251)
ZAR	474,850	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(1,558,687)	1,386	(1,557,301)
ZAR	474,840	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(1,502,305)	1,424	(1,500,881)
ZAR	327,631	Pays	3-month ZAR JIBAR (pays quarterly)	8.30% (pays quarterly)	9/21/27	238,625	—	238,625
ZAR	332,669	Pays	3-month ZAR JIBAR (pays quarterly)	8.31% (pays quarterly)	9/21/27	252,106	—	252,106
Total						$48,575,818	$62,211	$48,638,029
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	145,100	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	$(223,066)
Goldman Sachs International	MYR	114,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	(176,639)
Goldman Sachs International	MYR	140,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/15/27	(222,587)
Total							$(622,292)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Greece	$ 46,146	1.00% (pays quarterly)(1)	1.72%	6/20/27	$ (1,414,824)	$ 540,896	$ (873,928)
Indonesia	83,800	1.00% (pays quarterly)(1)	1.15	6/20/27	(459,629)	1,666,437	1,206,808
Pemex	88,206	1.00% (pays quarterly)(1)	6.34	6/20/27	(18,176,547)	10,606,664	(7,569,882)
Total	$218,152				$(20,051,000)	$12,813,997	$(7,237,002)

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount(2) (000's omitted)		Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria		$18,213	1.00% (pays quarterly)(1)	6/20/27	$ (737,104)	$ 726,373	$ (10,731)
Finland		18,801	0.25% (pays quarterly)(1)	6/20/27	(536)	78,114	77,578
France		87,573	0.25% (pays quarterly)(1)	6/20/27	62,362	(30,749)	31,613
Germany		85,444	0.25% (pays quarterly)(1)	6/20/27	(403,260)	446,299	43,039
Hungary		19,438	1.00% (pays quarterly)(1)	6/20/27	876,305	(56,827)	819,478
Malaysia		235,109	1.00% (pays quarterly)(1)	6/20/27	(2,756,835)	943,839	(1,812,996)
Markit CDX Emerging Markets Index (CDX.EM.31.V2)		940	1.00% (pays quarterly)(1)	6/20/24	69,791	(54,439)	15,352
Markit CDX North America High Yield Index (CDX.NA.HY.38.V1)		88,078	5.00% (pays quarterly)(1)	6/20/27	(1,574,372)	(751,982)	(2,326,354)
Markit iTraxx Europe Crossover Index (ITRAXX.XO.37.V1)	EUR	63,304	5.00% (pays quarterly)(1)	6/20/27	(139,958)	3,626,497	3,486,539
Markit iTraxx Europe Index (ITRAXX.EUR.37.V1)	EUR	71,200	1.00% (pays quarterly)(1)	6/20/27	(80,093)	(692,091)	(772,184)
Mexico		95,469	1.00% (pays quarterly)(1)	6/20/27	2,284,616	(1,335,081)	949,535
Philippines		77,200	1.00% (pays quarterly)(1)	6/20/27	37,616	(313,942)	(276,326)
Poland		40,299	1.00% (pays quarterly)(1)	6/20/27	546,430	291,273	837,703
Qatar		67,769	1.00% (pays quarterly)(1)	12/20/27	(1,081,382)	1,265,391	184,008
Saudi Arabia		296,551	1.00% (pays quarterly)(1)	6/20/27	(4,814,377)	4,157,661	(656,715)
Saudi Arabia		60,727	1.00% (pays quarterly)(1)	6/20/32	(78,250)	583,952	505,703
South Africa		22,967	1.00% (pays quarterly)(1)	6/20/27	1,896,271	(1,356,380)	539,891
South Africa		41,600	1.00% (pays quarterly)(1)	12/20/27	4,010,999	(2,905,222)	1,105,777
South Africa		58,700	1.00% (pays quarterly)(1)	6/20/29	7,881,042	(5,902,339)	1,978,703
South Africa		9,464	1.00% (pays quarterly)(1)	6/20/31	1,657,485	(1,282,610)	374,875
Turkey		61,101	1.00% (pays quarterly)(1)	6/20/27	15,695,185	(11,654,697)	4,040,488
United Kingdom		85,267	1.00% (pays quarterly)(1)	6/20/27	(3,367,912)	3,389,491	21,579
Total					$19,984,023	$(10,827,469)	$9,156,555

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	BNP Paribas	$23,200	1.00% (pays quarterly)(1)	1.38%	6/20/27	$ (366,976)	$ 154,099	$(212,877)
Vietnam	BNP Paribas	13,200	1.00% (pays quarterly)(1)	1.38	6/20/27	(208,797)	162,597	(46,200)
Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	0.64	6/20/24	155,778	(112,073)	43,705
Vietnam	Goldman Sachs International	38,820	1.00% (pays quarterly)(1)	1.38	6/20/27	(614,852)	404,761	(210,091)
Vietnam	Nomura International PLC	3,500	1.00% (pays quarterly)(1)	1.38	6/20/27	(55,363)	23,248	(32,115)
Total		$98,600				$(1,090,210)	$ 632,632	$(457,578)
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount(2) (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$19,840	1.00% (pays quarterly)(1)	12/20/26	$ (494,488)	$ 332,828	$ (161,660)
Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(8,690)	(50,375)	(59,065)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(13,103)	(76,025)	(89,128)
Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	2,537,494	(457,868)	2,079,626
Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	2,369,005	(426,593)	1,942,412
Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	25,519	(59,797)	(34,278)
Romania	Barclays Bank PLC	19,120	1.00% (pays quarterly)(1)	6/20/27	1,887,887	(752,916)	1,134,971
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(108,816)	(417,274)	(526,090)
Sweden	Barclays Bank PLC	19,185	0.25% (pays quarterly)(1)	6/20/27	(84,575)	94,893	10,317
Sweden	Barclays Bank PLC	22,000	0.25% (pays quarterly)(1)	6/20/27	(96,985)	66,705	(30,280)
Total					$6,013,248	$(1,746,422)	$4,266,825

Global Macro Absolute Return Advantage Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $316,752,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
(2)	In U.S. dollars unless otherwise indicated.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 3,996,922,860 (pays semi-annually)*	2.06% on CLP equivalent of CLF 126,000 (pays semi-annually)*	3/29/32	$(376,505)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,698,942,950 (pays semi-annually)*	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)*	4/8/32	(266,314)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 8,224,633,060 (pays semi-annually)*	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)*	4/11/32	(950,840)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 6,084,326,010 (pays semi-annually)*	2.00% on CLP equivalent of CLF 191,000 (pays semi-annually)*	4/14/32	(515,329)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,531,614,475 (pays semi-annually)*	1.85% on CLP equivalent of CLF 47,900 (pays semi-annually)*	4/20/32	(99,092)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 7,619,665,200 (pays semi-annually)*	1.84% on CLP equivalent of CLF 238,000 (pays semi-annually)*	4/22/32	(475,751)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,679,487,680 (pays semi-annually)*	2.07% on CLP equivalent of CLF 52,000 (pays semi-annually)*	5/6/32	(133,049)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 3,318,641,962 (pays semi-annually)*	2.20% on CLP equivalent of CLF 100,901 (pays semi-annually)*	6/15/32	(264,247)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,677,436,000 (pays semi-annually)*	2.27% on CLP equivalent of CLF 50,981 (pays semi-annually)*	6/16/32	(145,606)
				$(3,226,733)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
ADR	– American Depositary Receipt
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate

HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

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Consolidated Portfolio of Investments (Unaudited) — continued

LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

SONIA	– Sterling Overnight Interbank Average
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
WTI	– West Texas Intermediate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
ARS	– Argentina Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling

KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– New Turkish Lira
TWD	– Taiwan New Dollar
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha
Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2022 were $19,456,606 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
At July 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

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Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2022 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	7/29/22	On Demand(1)	2.50%	$14,430,000	$14,430,000
Barclays Bank PLC	7/29/22	On Demand(1)	2.45	7,337,500	7,337,500
Barclays Bank PLC	7/29/22	On Demand(1)	2.45	6,151,875	6,151,875
JPMorgan Chase Bank, N.A.	7/29/22	On Demand(1)	2.50	9,214,386	9,214,386
JPMorgan Chase Bank, N.A.	7/29/22	On Demand(1)	2.70	7,314,969	7,314,969
JPMorgan Chase Bank, N.A.	7/29/22	On Demand(1)	2.70	7,309,275	7,309,275
JPMorgan Chase Bank, N.A.	7/29/22	On Demand(1)	2.65	6,459,407	6,459,407
Nomura International PLC	7/29/22	On Demand(1)	2.70	6,372,697	6,372,697
Nomura International PLC	7/29/22	On Demand(1)	2.70	5,899,846	5,899,846
Nomura International PLC	7/29/22	On Demand(1)	2.70	5,021,868	5,021,868
Total Investments				$75,511,823	$75,511,823
(1)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2022, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At July 31, 2022, the underlying collateral for all open reverse repurchase agreements was comprised of sovereign debt having an aggregate market value of $85,492,878.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2022. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2022.
Restricted Securities
At July 31, 2022, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$ 8,017,244
Sussex Capital, Ltd., Designated Investment Series 14, 12/21	1/24/22	1,114	0	866,669
Sussex Capital, Ltd., Series 14, Preference Shares	6/1/21	7,500	7,500,000	6,931,585
Total Restricted Securities			$16,100,000	$15,815,498

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Consolidated Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2022, the value of the Portfolio's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $41,832,386, which represents 2.2% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$244,492,544	$1,346,185,859	$(1,590,652,095)	$(26,308)	$ —	$ —	$86,799	—
Liquidity Fund	—	714,386,661	(672,554,275)	—	—	41,832,386	314,670	41,832,386
Total				$(26,308)	$ —	$41,832,386	$401,469
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 46,401,334	$ —	$ 46,401,334
Collateralized Mortgage Obligations	—	42,937,941	—	42,937,941
Common Stocks	10,995,441	90,430,228*	409,233	101,834,902
Convertible Bonds	—	7,080,717	—	7,080,717
Foreign Corporate Bonds	—	177,279,284	0	177,279,284
Loan Participation Notes	—	—	53,600,081	53,600,081
Reinsurance Side Cars	—	—	24,588,238	24,588,238
Senior Floating-Rate Loans	—	16,644,320	667,193	17,311,513
Sovereign Government Bonds	—	909,105,874	74,778,357	983,884,231
Sovereign Loans	—	126,735,094	—	126,735,094
U.S. Government Guaranteed Small Business Administration Loans	—	17,833,474	—	17,833,474
Warrants	49,968	—	—	49,968
Short-Term Investments:
Affiliated Fund	41,832,386	—	—	41,832,386
Repurchase Agreements	—	22,136,087	—	22,136,087
Sovereign Government Securities	—	3,215,791	5,142,175	8,357,966
U.S. Treasury Obligations	—	54,970,539	—	54,970,539

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Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Purchased Call Options	$ —	$ 85,905	$ —	$ 85,905
Total Investments	$52,877,795	$1,514,856,588	$159,185,277	$1,726,919,660
Forward Foreign Currency Exchange Contracts	$ —	$ 52,259,142	$ —	$ 52,259,142
Non-Deliverable Bond Forward Contracts	—	3,175,563	—	3,175,563
Futures Contracts	5,147,880	763,694	—	5,911,574
Swap Contracts	—	139,391,317	—	139,391,317
Total	$58,025,675	$1,710,446,304	$159,185,277	$1,927,657,256
Liability Description
Securities Sold Short	$ —	$ (20,970,386)	$ —	$ (20,970,386)
Forward Foreign Currency Exchange Contracts	—	(39,369,759)	—	(39,369,759)
Non-Deliverable Bond Forward Contracts	—	(3,674,968)	—	(3,674,968)
Futures Contracts	(3,377,975)	(382,959)	—	(3,760,934)
Swap Contracts	—	(93,556,799)	—	(93,556,799)
Total	$(3,377,975)	$ (157,954,871)	$ —	$ (161,332,846)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Investments in Common Stocks	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Investments in Senior Floating- Rate Loans	Investments in Sovereign Government Bonds	Investments in Sovereign Government Securities	Total
Balance as of October 31, 2021	$390,302	$0	$55,266,184	$22,146,350	$977,300	$ —	$—	$78,780,136
Realized gains (losses)	—	—	—	—	—	(2,722,802)	—	(2,722,802)
Change in net unrealized appreciation (depreciation)	18,931	—	(2,127,865)	311,888	(401,771)	(175,922,771)	(1,722,132)	(179,843,720)
Cost of purchases	—	—	—	7,100,000	—	39,041,257	6,803,065	52,944,322
Proceeds from sales, including return of capital	—	—	—	(4,970,000)	—	(37,257,452)	—	(42,227,452)
Accrued discount (premium)	—	—	461,762	—	91,664	771,830	61,242	1,386,498
Transfers to Level 3	—	—	—	—	—	250,868,295	—	250,868,295

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Consolidated Portfolio of Investments (Unaudited) — continued

	Investments in Common Stocks	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Investments in Senior Floating- Rate Loans	Investments in Sovereign Government Bonds	Investments in Sovereign Government Securities	Total
Transfers from Level 3	—	—	—	—	—	—	—	—
Balance as of July 31, 2022	$409,233	$0	$53,600,081	$24,588,238	$ 667,193	$ 74,778,357	$ 5,142,175	$ 159,185,277
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2022	$ 18,931	$ —	$(2,127,865)	$ 360,594	$(401,771)	$(172,863,704)	$(1,722,132)	$(176,735,947)
* The Portfolio's investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2022:
Type of Investment	Fair Value as of July 31, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$409,233	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value	0%	Increase
Loan Participation Notes	53,600,081	Matrix Pricing	Ajdusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.66%	Decrease
Senior Floating-Rate Loans	667,193	Market Approach	Discount Rate	10%	Decrease
Sovereign Government Bonds	74,778,357	Third Party Indication of Value	Foreign Currency Exchange Rate	41.10 UAH/USD	Decrease
Sovereign Government Securities	5,142,175	Third Party Indication of Value	Foreign Currency Exchange Rate	41.10 UAH/USD	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.